Total revenue and income	12 Months Ended
Dec. 31, 2021
Revenue and income [Abstract]
Total revenue and income	Total revenue and income

	For the year ended December 31,
	2020	2019	2018

Gross revenue from transaction activities and other services (i)	5,059,463	3,862,627	2,638,103
Gross revenue from sales (ii)	—	243,728	513,795
Gross financial income (iii)	2,193,963	2,054,430	1,464,877
Other financial income (iv)	128,594	126,404	278,445
Total gross revenue and income	7,382,020	6,287,189	4,895,220

Deductions from gross revenue from transactions activities and other services (v)	(550,744)	(486,559)	(371,000)
Deductions from gross revenue from sales (ii)	—	(69,502)	(139,183)
Deductions from gross financial income (vi)	(16,603)	(23,919)	(50,345)
Total deductions from gross revenue and income	(567,347)	(579,981)	(560,528)
Total revenue and income	6,814,673	5,707,209	4,334,692

(i)In the twelve-month period ended December 31, 2020, R$140,803 correspond to membership fee (R$8,815 in the twelve-month period ended December 31, 2019).
(ii)On September 1st, 2019, the Company changed its POS police to merchants from sale to membership fee.
(iii)Includes (a) interest income from early payment of notes payable to third parties and (b) interest on accounts receivable due in installments.
(iv)Includes (a) interest of financial investments and (b) gain on exchange variation.
(v)Deductions consist of transactions taxes. Additionally, in the twelve-month period ended December 31, 2020, R$13,314 (R$815 in the twelve-month period ended December 31, 2019) correspond to membership fee taxes.
(vi)Deductions consist of taxes on financial income.